FAIR VALUE- Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Corporate bonds
Fair Value (Details) [Line Items]
Transfer from level 1 to level 2	$ 16.8
Transfer from level 2 to level 1	290.4
Foreign government bonds
Fair Value (Details) [Line Items]
Transfer from level 2 to level 1	$ 8.6